(Details) - USD ($)	6 Months Ended		12 Months Ended
	Jul. 04, 2020	Jul. 06, 2019	Dec. 31, 2019
Disclosure of continuing involvement in derecognised financial assets [line items]
Termination notice of accounts receivable securitization program	12 months
Recognised other long-term debt relating to financing program	$ 0		$ 68,000,000
Securitisations
Disclosure of continuing involvement in derecognised financial assets [line items]
Recognised assets representing continuing involvement in derecognised financial assets, program amount	125,000,000
Continuing Involvement, Maximum Amount of Borrowings	122,000,000		110,000,000
Recognised other long-term debt relating to financing program	$ 0		$ 68,000,000
Minimum
Disclosure of continuing involvement in derecognised financial assets [line items]
Utilisation rate on other long-term debt within securitization program	1.60%	1.60%
Maximum
Disclosure of continuing involvement in derecognised financial assets [line items]
Utilisation rate on other long-term debt within securitization program	2.80%	4.10%
Maximum | Securitisations
Disclosure of continuing involvement in derecognised financial assets [line items]
Continuing Involvement, Maximum Amount of Borrowings	$ 67,000,000